Document and Entity Information	9 Months Ended
Sep. 30, 2020
Cover page
Entity Registrant Name	AMCI Acquisition Corp.
Entity Central Index Key	0001744494
Document Type	S-4/A
Amendment Flag	false
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false